INVESTMENTS - Business Combination - Retiro Baixo Energia (Details) - BRL (R$) R$ in Thousands			2 Months Ended	12 Months Ended
	Nov. 22, 2023	Jan. 01, 2023	Dec. 31, 2023	Dec. 31, 2023
Business combinations
Proportion of ownership interest in joint venture				50.38%
Retiro Baixo Energtica S.A.
Business combinations
Control of acquired, percentage	51.00%
Percentage of ownership interest held prior to acquisition	49.00%
Cash transferred	R$ 222,306
Premium
Remeasurement of shareholding previously held	R$ 44,058
Increase in revenue		R$ 68,842
Increase in profit		R$ 28,693
Revenue since acquisition date			R$ 14,373
Profit/Loss since acquisition date			R$ 4,377
Furnas | Retiro Baixo Energtica S.A.
Business combinations
Control of acquired, percentage	51.00%
Proportion of ownership interest in joint venture	49.00%
Furnas | Retiro Baixo Energtica S.A.
Business combinations
Percentage of equity interest /Percentage of participation	100.00%